Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer, and as such is not part of the consolidated group of the Company, but is a related party. Costamare Shipping provides the Company with general administrative services, certain commercial services, director and officer related insurance services and the provision of officers (with effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate). Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”) and CIEL Shipmanagement S.A. (“CIEL”), which are also controlled by Mr. Konstantakopoulos, or, in certain cases, a third party sub-manager, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in exchange for a daily fee for each containership. (We refer to Costamare Shipping, CIEL and Shanghai Costamare as our “affiliated managers”.) With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives a daily fee of $0.850 for each containership that is subject to any charter other than a bareboat charter ($0.700 prior to November 4, 2010) and $0.425 in the case of a containership subject to a bareboat charter, prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel.  The Company also pays to Costamare Shipping (i) a flat fee of $700 for the supervision of the construction of any newbuild vessel contracted by the Company and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet.
The initial term of the management agreement expires on December 31, 2015 and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The daily management fee for each containership is fixed until December 31, 2012, and will thereafter be annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
Management fees charged by the Manager in 2010, 2011 and 2012 amounted to $8,902, $12,038 and $12,208, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, the Manager charged (i) $2,873 for the year ended December 31, 2012 ($2,877 for the year ended December 31, 2011 and $410 for the period from November 4, 2010 up to December 31, 2010), representing a fee of 0.75% on all gross revenues, as provided in the management agreements, which is included in Voyage expenses-related parties in the accompanying 2010, 2011 and 2012 consolidated statements of income, (ii) $1,000 for the  services of the Company's officers in aggregate which is included in General and administrative expenses -related parties in the accompanying consolidated statements of income for the year ended December 31, 2012 ($1,000 for the year ended December 31, 2011 and $159 for the period from November 4, 2010 up to December 31, 2010) and (iii) $3,500 supervising fees for the ten newbuild vessels ($350 per vessel) which is included in Advances for vessels acquisition in the 2012 accompanying Balance Sheet.
The balance due from the Manager at December 31, 2011 and 2012 amounted to $2,568 and $1,561, respectively, which are included in Due from related parties in the accompanying 2011 and 2012 consolidated balance sheets.
(b) Ciel Shipmanagement S.A.: CIEL, a company incorporated in the Republic of Liberia, is wholly-owned, effective November 30, 2012, by Mr. Konstantinos Konstantakopoulos, the Company's Chairman and Chief Executive Officer (prior to November 30, 2012 Mr. Konstantinos Konstantakopoulos owned 50.2% and Mr. Dimitrios Lemonidis owned 49.8% of CIEL). CIEL is not part of the consolidated group of the Company but is an affiliated manager. CIEL provides the Company's vessels certain ship management services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel ($0.600 in 2011). CIEL specializes, although not exclusively, in managing containerships of up to 3,500 TEU. As of December 31, 2012, CIEL provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services, to twelve (twelve at December 31, 2011) of the Company's containerships. Management fees charged by CIEL in 2010, 2011 and 2012 amounted to $2,314, $3,311 and $2,963, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In 2010, following the sale of the vessels MSC Germany and MSC Mexico, CIEL charged $40 ($20 per vessel) which are included in Management fees in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2011 and 2012, amounted to $1,017 and $1,055, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets. As described below, the Cell operated by V.Ships Greece Ltd. is expected to replace CIEL as sub-manager of certain of our vessels in April 2013 (Note 18(e)).
(c) Shanghai Costamare Ship Management Co. Ltd.: Shanghai Costamare is owned (indirectly) 70% by the Company's Chairman and Chief Executive Officer and 30% (indirectly) by Mr. Zhang Lei, a Chinese national who is Shanghai Costamare's Chief Executive Officer. Shanghai Costamare is a company incorporated in Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is a affiliated manager. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels have been subcontracted from the Manager to Shanghai Costamare. As of December 31, 2012, Shanghai Costamare provided such services to nine (nine as of December 31, 2011) of the Company's containerships. The balance due from/ to Shanghai Costamare at both December 31, 2011 and 2012, was $0.